Defined Asset Funds[Registered]

                              Select Series 2000 A

                   Capital Appreciation Quantitative Research

                       Select Large-Cap Growth Portfolio

A Quantitative Approach to Growth Stock Investing

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Growth 1000

The Russell 1000[Registered] Growth Index

The Russell 1000[Registered] Index is an equity securities benchmark that measures the performance of the 1,000 largest U.S. companies by total market capitalization. The Russell 1000[Registered] Growth Index is a subset of the Russell 1000 that measures the performance of those Russell 1000 companies with higher price-to-book ratios, and higher forecasted growth values.

Annual Total Returns(*)

Year              Russell 1000 Growth Index
                  (not any Portfolio)
1980              39.57%
1981              -11.31
1982              20.46
1983              15.98
1984              -0.95
1985              32.85
1986              15.36
1987              5.31
1988              11.27
1989              35.92
1990              -0.26
1991              41.16
1992              5.00
1993              2.90
1994              2.66
1995              37.19
1996              23.12


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1997              30.49
1998              38.71
1999              33.16
3/31/00            7.13
Average           17.99%

Average Annual Total Returns
(For periods ending 12/31/99)

1 Year            33.16%
3 Year            34.07
5 Year            32.41
10 Year           20.32
20 Year           17.82

When investing in established companies, the challenge for many investors is identifying stocks whose growth potential makes them worth the price. Defined Asset Funds[Registered] offers you a convenient way to invest in the growth potential of leading companies with our...

Select Large-Cap Growth Portfolio

A Quantitative Approach to Growth Stock Investing

The Select Large-Cap Growth Portfolio offers you a way to invest in a professionally selected Portfolio of large-cap companies, which we believe have potential to provide better-than-average growth. By applying a quantitative Selection Model to stocks in the Russell 1000 Growth Index(+), the Large-Cap Growth Portfolio seeks out leading companies whose potential for growth may make them worth the price. The result is a diversified Portfolio of 77 promising companies, many of which are household names.

An Enhanced Index Strategy

The Select Large-Cap Growth Portfolio follows a disciplined strategy for index enhancement. A quantitative Selection Model is applied to select stocks from the Index and determine desirable weightings.

The Selection Model

Bernard V. Tew, Ph.D., Chairman of Q.E.D. Investments, designed his quantitative model as a means for improving returns and controlling risks in equity sectors. As Portfolio Consultant for the Select Large-Cap Growth


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Portfolio, Dr. Tew works with Defined Asset Funds to apply the following stock selection process:

Define the Universe
We begin by defining the universe of stocks. In this case, we use the Russell 1000 Growth Index for its diversification among large-cap growth stocks that are forecasted to experience better-than-average growth relative to their prices.

Reweight the Index
We then reweight the Russell 1000 Growth Index stock by stock, from most attractive to least attractive. Stocks considered most attractive, those with the best prices relative to potential performance, are weighted most heavily. Stocks with less attractive prices relative to returns are underweighted. This reweighting seeks to enhance potential return.

Construct an Enhanced Portfolio
Stocks in the Russell 1000 Growth Index are then analyzed by the Portfolio Consultant for historical correlation relationships, to identify stocks whose prices and returns have a low correlation to one another. These relationships create a portfolio of stocks that complement each other and seeks to reduce volatility.

Rebalance the Portfolio
Because the model works best over a one year period, Defined Asset Funds and the Portfolio Consultant plan to construct a new Portfolio each year. The Model will be reapplied to the Russell 1000 Growth Index to determine the weightings for a new Select Large-Cap Growth Portfolio.
At that time, you can choose to roll your proceeds into a new Select Large-Cap Growth Portfolio, if available, or you can redeem your investment. Although this is a one-year investment, we recommend you continue with this Strategy for at least three to five years for potentially more consistent results.

Performance of the Large-Cap Growth Portfolio Past performance is no guarantee of future results.

Series From Inception Through 3/31/00
Inception                  Return
4/6/99                     2.81%

The chart above shows a cumulative total return which represents price changes plus dividends reinvested, divided by the initial public offering price, and reflects a deduction of maximum sales charges and expenses.


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(*) This Portfolio applies screening criteria to select among and reweight the
Russell 1000 Growth stocks. Not only is past performance no indication of future results, Portfolio performance may differ significantly from Index returns.

(+) "Russell 1000" and "Russell 1000 Growth Index" are trademarks of Frank Russell Co., which has not sponsored, managed, sold or promoted the Portfolio.

A Defined Portfolio
                                                                   % of
Company                                                   Symbol   Portfolio(++)
Microsoft Corporation(ss)                                 MSFT      7.08%
Cisco Systems, Inc.(ss)                                   CSCO      6.57
General Electric Company                                  GE        6.41
Intel Corporation                                         INTC      6.14
Wal-Mart Stores, Inc.                                     WMT       3.15
Oracle Corporation(ss)                                    ORCL      3.06
Lucent Technologies, Inc.                                 LU        2.62
AT&T Corporation                                          T         2.33
Sun Microsystems, Inc.(ss)                                SUNW      2.14
America Online, Inc.(ss)                                  AOL       2.12
The above 10 stocks represent 41.62% of the Portfolio.
American International Group, Inc.                        AIG       2.01
Merck & Company, Inc.                                     MRK       1.93
Dell Computer Corporation(ss)                             DELL      1.92
SBC Communications, Inc.                                  SBC       1.92
The Home Depot, Inc.                                      HD        1.86
Hewlett-Packard Company                                   HWP       1.85
Texas Instruments, Inc.                                   TXN       1.84
Pfizer, Inc.                                              PFE       1.82
EMC Corporation(ss)                                       EMC       1.79
MCI WorldCom, Inc.(ss)                                    WCOM      1.62
The above 20 stocks represent 60.18% of the Portfolio.
Time Warner, Inc.                                         TWX       1.54
Motorola, Inc.                                            MOT       1.51
The Coca-Cola Company                                     KO        1.50
Johnson & Johnson                                         JNJ       1.46
Bristol-Myers Squibb Company                              BMY       1.41
The above 25 stocks represent 67.60% of the Portfolio.
Yahoo!, Inc.(ss)                                          YHOO      1.36
QUALCOMM, Inc.(ss)                                        QCOM      1.18
Warner-Lambert Company                                    WLA       1.05
Applied Materials, Inc.(ss)                               AMAT      1.03
The Walt Disney Company                                   DIS       1.03


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The Procter & Gamble Company                              PG        0.94
American Home Products Corporation                        AHP       0.92
Eli Lilly and Company                                     LLY       0.88
AT&T Corporation - Liberty Media Group (Class A)(ss)LMG/A           0.86
American Express Company                                  AXP       0.84
Medtronic, Inc.                                           MDT       0.84
Fannie Mae                                                FNM       0.82
Amgen, Inc.(ss)                                           AMGN      0.81
VERITAS Software Corporation(ss)                          VRTS      0.80
Dynergy, Inc.                                             DYN       0.76%
Schering-Plough Corporation                               SGP       0.74
Compaq Computer Corporation                               CPQ       0.71
Abbott Laboratories                                       ABT       0.70
Enron Corporation                                         ENE       0.69
Corning, Inc.                                             GLW       0.67
CBS Corporation(ss)                                       CBS       0.64
General Motors Corporation                                GM        0.64
PepsiCo, Inc.                                             PEP       0.64
MediaOne Group, Inc.(ss)                                  UMG       0.63
McDonald's Corporation                                    MCD       0.62
Nextel Communications, Inc.(ss)                           NXTL      0.62
Philip Morris Companies, Inc.                             MO        0.59
The Charles Schwab Corporation                            SCH       0.58
Sprint Corporation                                        FON       0.58
The Gap, Inc.                                             GPS       0.52
The Gillette Company                                      G         0.50
Comcast Corporation(ss)                                   CMCSK     0.47
Computer Associates International, Inc.                   CA        0.46
US WEST, Inc.                                             USW       0.45
Automatic Data Processing, Inc.                           AUD       0.43
Micron Technology, Inc.(ss)                               MU        0.43
Viacom, Inc. - Class B(ss)                                VIA/B     0.43
Freddie Mac                                               FRE       0.42
The Boeing Company                                        BA        0.41
Electronic Data Systems Corporation                       EDS       0.41
Analog Devices, Inc.(ss)                                  ADI       0.40
Immunex Corporation(ss)                                   IMNX      0.40
Pharmacia Corporation                                     PHA       0.39
PMC-Sierra, Inc.(ss)                                      PMCS      0.39
Colgate-Palmolive Company                                 CL        0.38
Network Appliance, Inc.(ss)                               NTAP      0.38
Target Corporation                                        TGT       0.38
Kimberly-Clark Corporation                                KMB       0.37


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Walgreen Company                                          WAG       0.36
Anheuser-Busch Companies, Inc.                            BUD       0.35
Xilinx, Inc.(ss)                                          XLNX      0.34
Vastar Resources, Inc.                                    VRI       0.16

(++) Based on closing market price as of April 12, 2000.
(ss) These stocks currently do not pay dividends.

Defined Asset Funds -- Our Philosophy

At Defined Asset Funds, we believe that knowledge and discipline are essential to sound investment planning. For this reason, our unit investment trusts provide the information to help you invest appropriately, and the discipline to help you stay on course.

We've found that diversity and drive can be key to uncovering compelling investments. To this end, our experienced team of research analysts and securities traders search Wall Street and beyond, creating portfolios for strong potential. Our equity funds seek to capitalize on vibrant economic sectors, innovative quantitative strategies and thorough fundamental analysis. Our fixed-income funds offer the regular income and stability to help balance and diversify your investment assets.

At Defined Asset Funds, we set the foundation for each of our portfolios in this way, because we have a very important goal in mind -- yours.

EQUITY INVESTOR FUNDS

Other Concept Series
Baby Boom Economy Portfolios [SM]
Biotechnology Portfolio
Broadband Portfolio
Earnings Growth Consistency Portfolio
Energy Portfolio
Financial Services Portfolio
Health Care Trust Internet Portfolio
Premier American Portfolio
Premier World Portfolio
Real Estate Income Fund
Tele-Global Trust
Utility Portfolio
Western Premier Portfolio

Select Series


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


Select Ten Portfolio (DJIA)
United Kingdom Portfolio (Financial Times Index)
Institutional Holdings Portfolio
Select Growth Portfolio
Select S&P Industrial Portfolio
Standard & Poor's Industry Turnaround Portfolio
Standard & Poor's Intrinsic Value Portfolio

Index Series
S&P 500 Trust
S&P MidCap Trust

FIXED-INCOME FUNDS
Corporate Funds
Government Funds
Municipal Funds

Invest in Large-Cap Growth Today!

You can get started with the Large-Cap Growth Portfolio for $250. Your financial professional can explain how this Portfolio may help meet your personal investment goals and how it may be appropriate for your IRA account. You may also request a free prospectus containing more complete information including sales charges, expenses and risks. Please read it carefully before you invest or send money.

Defining Your Risks

Please keep in mind the following factors when considering this investment. Your financial professional will be happy to answer any questions you may have.

- There can be no assurance the Portfolio will meet its objective.

- This Portfolio is designed for investors who can assume the increased risks associated with growth investments, and may not be appropriate for investors seeking capital preservation or current income.

- This Portfolio may be considered speculative because it is composed of growth stocks which are subject to above-average price volatility.

- This Portfolio does not reflect recommendations of any individual stocks by the Sponsor.


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


- This Portfolio may continue to purchase or hold stocks originally selected, even though their market value may have changed, they may no longer be included in the Index, or they may be subject to Sponsor sell recommendations.

Tax Reporting

When seeking capital appreciation, managing tax liability on capital gains can be vital to your overall return. By holding this Fund for more than one year, individuals may be eligible for favorable federal tax rates on net long-term capital gains (currently no more than 20%).

Generally, dividends and any net capital gains will be subject to tax each year, whether or not reinvested. However, on rollovers to future Portfolios, if available, investors may defer recognition of gains and losses for federal tax purposes on stocks that are transferred to the new Portfolio. Please consult your tax advisor concerning state and local taxation.

Defining your Costs

You will pay an initial sales charge of about 1% the first time you buy. In addition, you'll pay a deferred sales charge of $15.00 per 1,000 units, about 1.50%.

                                    As a % of Public        Amount Per
                                      Offering Price       1,000 Units
Initial Sales Charge                      1.00%               $10.00
Deferred Sales Charge Year                1.50%               $15.00
Maximum Sales Charge                      2.50%               $25.00
Annual Creation and Development Fee
(as a % of net assets)                    0.250%              $2.48
Estimated Annual Expenses
(as a % of net assets)                    0.248%              $2.45
Estimated Organization Costs                                  $2.55

If you sell your units before the termination date, the remaining balance of your deferred sales charge will be deducted, along with the estimated costs of selling Portfolio securities, from the proceeds your receive. If you roll over to a successor Portfolio, if available, the initial sales charge on that portfolio will be waived. You will only pay the deferred sales charge.

Volume Purchase Discounts

For larger purchases, the overall sales charges are reduced to put more of your investment dollars to work for you.


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Amount Purchased           Total Sales Charge as a % of Public Offering Price
Less than $50,000                   2.50%
$50,000 to $99,999                  2.25
$100,000 to $249,999                1.75
$250,000 to $999,999                1.50
$1,000,000 or more                  0.75

The information in this brochure is not complete and may be changed. We may not sell the securities of the next Portfolio until the registration statement filed with the Securities and Exchange Commission is effective. This brochure is not an offer to sell these securities and is not soliciting an offer to buy these securities in any state where their offer or sale is not permitted.

[logo]Printed on Recycled Paper                                     32764BR-4/00

[copyright] 2000 Merrill Lynch, Pierce, Fenner & Smith Incorporated, Member SIPC. Defined Asset Funds is a registered service mark of Merrill Lynch & Co., Inc.


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